AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 2002

                                               SECURITIES ACT FILE NO. 333-88788
                                       INVESTMENT COMPANY ACT FILE NO. 811-21102
=====================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933             [X]
                       PRE-EFFECTIVE AMENDMENT NO.___           [ ]
                       POST-EFFECTIVE AMENDMENT NO. 1           [X]
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940         [X]
                               AMENDMENT NO. 5                  [X]
                        (Check Appropriate Box or Boxes)
                                ----------------

                THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
               (Exact Name of Registrant As Specified in Charter )

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36th FLOOR
                             NEW YORK, NY 10006-1404
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: 1(800) Hyperion
                                ----------------
                           CLIFFORD E. LAI, PRESIDENT
                THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36th FLOOR
                             NEW YORK, NY 10006-1404
                     (Name and Address of Agent for Service)
                                ----------------
                                                    With copies to:

DAVID C. MAHAFFEY                                THOMAS A. DECAPO
SULLIVAN & WORCESTER LLP               SKADDEN, ARPS, SLATE, MEAGHER, & FLOM LLP
1666 K STREET, N.W.                                   ONE BEACON STREET
WASHINGTON, D.C.  20006                        BOSTON, MA  02108
                                ----------------



                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
          As soon as practicable after the effective date of this Post Effective Amendment No. 1 to the Registration Statement.

          If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

          This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the offering is 333-88788. [X]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

=====================================================================



                                                                     AMOUNT OF
        TITLE OF SECURITIES        AMOUNT BEING   OFFERING PRICE   REGISTRATION
         BEING REGISTERED           REGISTERED     PER SHARE (*)        FEE


Common Shares, $.01 Par Value    1,150,000 shares   $15.00            $1,587**
                                  .............


========================================================================
(*) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457.
(**)     $12,696 previously paid for shares already registered.

THIS POST EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE UPON FILING WITH THE COMMISSION IN ACCORDANCE WITH RULE 462(b) UNDER THE SECURITIES ACT OF 1933.

                                EXPLANATORY NOTE

This Post Effective Amendment No. 1 to the Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 and General Instruction I of Form N-2, as promulgated under the Securities Act of 1933 and the Investment Company Act of 1940. The contents of the Registration Statement on Form N-2 (File Nos. 333-88788 and 811-21102) filed by The Hyperion Strategic Mortgage Income Fund, Inc. with the Securities and Exchange Commission (the "Commission") on July 23, 2002, which was declared effective by the Commission on July 23, 2002, are incorporated herein by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 24th day of July, 2002.

                               THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
                                   By:/s/ CLIFFORD E. LAI
                                      ----------------------------------------
                                          CLIFFORD E. LAI
                                          President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                                   TITLE                              DATE
         ---------                                   -----                              ----


/S/ CLIFFORD E. LAI                         President (Principal Executive
------------------------------------        Officer)                                  July 24, 2002
CLIFFORD E. LAI

/S/ LEWIS S. RANIERI  **                    Chairman and Director                     July 24, 2002
--------------------------------------
LEWIS S. RANIERI

/S/ ROBERT F. BIRCH **                      Director                                  July 24, 2002
--------------------------------------
ROBERT F. BIRCH

/S/ RODMAN L. DRAKE **                      Director                                  July 24, 2002
--------------------------------------
RODMAN L. DRAKE

/S/ HARRY E. PETERSEN, JR.**                Director                                  July 24, 2002
----------------------------
HARRY E. PETERSEN, JR.

/S/ LEO M. WALSH, JR. **                    Director                                  July 24, 2002
--------------------------------------
LEO M. WALSH, JR.

/S/ JOHN H. DOLAN *                         Vice-President                            July 24, 2002
-------------------------------------
JOHN H. DOLAN

/S/ PATRICIA A. SLOAN **                    Vice President                            July 24, 2002
--------------------------------------
PATRICIA A. SLOAN

/S/ THOMAS F. DOODIAN  *                    Treasurer (Principal Financial
-------------------------------------       and Accounting Officer)                   July 24, 2002
THOMAS F. DOODIAN

/S/ JOSEPH TROPEANO    *                    Secretary                                 July 24, 2002
-------------------------------------
JOSEPH TROPEANO


* Signed pursuant to Power of Attorney in Registrant's Registration Statement on Form N-2 filed on May 22, 2002.
** Signed pursuant to Power of Attorney in Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2 filed on June 20, 2002.